Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	$ 20,080,135	¥ 136,763,790	¥ 188,240,855
COST OF REVENUES	(14,402,041)	(98,090,858)	(136,145,659)
GROSS PROFIT	5,678,094	38,672,932	52,095,196
OPERATING EXPENSES
Selling expenses	(131,744)	(897,297)	(1,134,623)
General and administrative expenses	(1,958,330)	(13,337,989)	(36,236,191)
Research and development expenses	(2,810,937)	(19,145,011)	(33,470,081)
Reversal of / (Allowance) for credit losses	(674,463)	(4,593,697)	258,607
Total operating expenses	(5,575,474)	(37,973,994)	(70,582,288)
(LOSS)/INCOME FROM OPERATIONS	102,620	698,938	(18,487,092)
OTHER INCOME (EXPENSE)
Investment (loss)/income	(26,470,199)	(180,285,879)	138,587,488
Interest income	94,986	646,943	884,969
Finance expenses, net	(950,524)	(6,473,922)	(1,064,385)
Other loss, net	(192,109)	(1,308,433)	(3,654,606)
Gain from disposal of subsidiary			12,296,928
Total other (loss)/income, net	(27,517,846)	(187,421,291)	147,050,394
INCOME/(LOSS) BEFORE INCOME TAXES	(27,415,226)	(186,722,353)	128,563,302
PROVISION FOR INCOME TAXES
Current	(471,821)	(3,213,528)	(2,290,252)
Deferred	(21,524)	(146,597)
Income tax expense	(493,345)	(3,360,125)	(2,290,252)
NET INCOME/(LOSS)	(27,908,571)	(190,082,478)	126,273,050
Less: Net income/(loss) attributable to non-controlling interests	(15,216,261)	(103,636,431)	19,975,264
NET INCOME/(LOSS) ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	(12,692,310)	(86,446,047)	106,297,786
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(7,819,769)	(53,259,663)	(17,125,311)
COMPREHENSIVE INCOME/(LOSS)	(35,728,340)	(243,342,141)	109,147,739
Less: Comprehensive income/(loss) attributable to non-controlling interests	(17,675,859)	(125,192,804)	16,071,400
COMPREHENSIVE INCOME/(LOSS) ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	$ (18,052,481)	¥ (118,149,337)	¥ 93,076,339
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	18,385,054	18,385,054	10,304,705
Diluted (in Shares)	18,385,054	18,385,054	23,391,347
EARNINGS/(LOSS) PER SHARE
Basic | (per share)	$ (0.69)	¥ (4.7)	¥ 10.32
Diluted | (per share)	$ (0.69)	¥ (4.7)	¥ 4.54
Services
OPERATING REVENUES
Total operating revenues	$ 20,080,135	¥ 136,763,790	¥ 188,240,855